Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BRUCE FUND INC
Entity Central Index Key	0000047071
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000031584
Shareholder Report [Line Items]
Fund Name	Bruce Fund
Trading Symbol	BRUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Bruce Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thebrucefund.com/document-library. You can also request this information by contacting us at (800) 872-7823.
Additional Information Phone Number	(800) 872-7823
Additional Information Website	https://www.thebrucefund.com/document-library
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bruce Fund	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Bruce Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,873	$10,399
Jun-2017	$11,280	$12,260
Jun-2018	$11,732	$14,023
Jun-2019	$12,766	$15,483
Jun-2020	$13,144	$16,645
Jun-2021	$17,011	$23,436
Jun-2022	$16,201	$20,948
Jun-2023	$16,063	$25,053
Jun-2024	$16,596	$31,204
Jun-2025	$17,890	$35,936

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Bruce Fund	7.79%	6.36%	5.99%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 341,657,087
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,695,617
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$341,657,087
Number of Portfolio Holdings	43
Advisory Fee	$1,695,617
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.0%
Convertible Bonds	0.2%
Money Market Funds	13.7%
U.S. Government & Agencies	4.1%

Sector Weighting (% of net assets)

Value	Value
Energy	0.5%
Technology	3.0%
Materials	3.4%
U.S. Treasury Obligations	4.1%
Consumer Staples	4.8%
Communications	5.5%
Industrials	11.1%
Financials	12.6%
Money Market Funds	13.7%
Health Care	20.1%
Utilities	21.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class	13.7%
Allstate Corp. (The)	6.5%
AerCap Holdings N.V.	6.1%
U-Haul Holding Co., Class B	6.1%
Duke Energy Corp.	5.9%
NextEra Energy, Inc.	5.5%
AbbVie, Inc.	5.4%
Abbott Laboratories	5.2%
AT&T, Inc.	5.1%
Merck & Co., Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Changes